Company’s Operations (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Companys Operations
Commitment to pay the amount	R$ 583,977
Leniency agreement percentage	70.00%
Tax losses in the amount	R$ 435,128
Tax credits in the amount	R$ 186,483